Securities - Summary of Credit Risk Exposure by Internal Risk Rating (Detail) - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Jul. 31, 2020	Oct. 31, 2019
Disclosure of credit risk exposure [line items]
Amortized cost	$ 95,388	$ 57,367
Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	94,508	56,672
Non-investment grade	434	401
Impaired	159	150
Carrying amount of securities measured at FVOCI subject to impairment	95,101	57,223
Items not subject to impairment	503	463
Carrying amount of securities measured at FVOCI	95,604	57,686
Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	48,435	43,727
Non-investment grade	970	1,081
Amount before allowance for credit losses	49,405	44,808
Allowance for credit losses	29	24
Amortized cost	49,376	44,784
Performing Stage one [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	94,419	56,671
Non-investment grade	433	400
Carrying amount of securities measured at FVOCI subject to impairment	94,852	57,071
Performing Stage one [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade	48,435	43,681
Non-investment grade	605	695
Amount before allowance for credit losses	49,040	44,376
Allowance for credit losses	10	5
Amortized cost	49,030	44,371
Performing Stage two [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Investment grade	89	1
Non-investment grade	1	1
Carrying amount of securities measured at FVOCI subject to impairment	90	2
Performing Stage two [member] | Securities measured at amortized cost [member]
Disclosure of credit risk exposure [line items]
Investment grade		46
Non-investment grade	365	386
Amount before allowance for credit losses	365	432
Allowance for credit losses	19	19
Amortized cost	346	413
Impaired Stage three [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Impaired	159	150
Carrying amount of securities measured at FVOCI subject to impairment	$ 159	$ 150